Other Receivables	12 Months Ended
Dec. 31, 2025
Other Receivables [Abstract]
OTHER RECEIVABLES	NOTE 4 — OTHER RECEIVABLES
	December 31,
	2025	2024
Advances to suppliers	347	256
Government institutions	155	123
Other receivables	70	112
	572	491